Financial instruments by category	12 Months Ended
Dec. 31, 2018
Financial instruments by category [Abstract]
Financial instruments by category
Note 8.- Financial instruments by category

Financial instruments are primarily deposits, derivatives, trade and other receivables and loans. Financial instruments by category (current and non-current), reconciled with the statement of financial position as of December 31, 2018 and 2017 are as follows:

	Notes	Amortized cost	Fair Value Through Other Comprehensive Income	Fair value Through profit or loss	Balance as of December 31, 2018
Derivative assets	9	-	-	11,571	11,571
Investment in Ten West Link		-	6,034	-	6,034
Other financial investments		275,899	-	-	275,899
Clients and other receivables	11	236,395	-	-	236,395
Cash and cash equivalents	12	631,542	-	-	631,542
Total financial assets		1,143,836	6,034	11,571	1,161,441

Corporate debt	14	684,073	-	-	684,073
Project debt	15	5,091,114	-	-	5,091,114
Related parties – non-current	10	33,675	-	-	33,675
Trade and other current liabilities	17	192,033	-	-	192,033
Derivative liabilities	9	-	-	279,152	279,152
Total financial liabilities		6,000,895	-	279,152	6,280,047

	Notes	Amortized cost	Fair Value Through Other Comprehensive Income	Fair value Through profit or loss	Balance as of December 31, 2017
Derivative assets	9	-	-	8,230	8,230
Investment in Ten West Link		-	2,088	-	2,088
Investment in Abengoa´s New Money		-	-	1,715	1,715
Other financial investments		243,347	-	-	243,347
Clients and other receivables	11	244,449	-	-	244,449
Cash and cash equivalents	12	669,387	-	-	669,387
Total financial assets		1,157,183	2,088	9,945	1,169,216

Corporate debt	14	643,083	-	-	643,083
Project debt	15	5,475,208	-	-	5,475,208
Related parties – non-current	10	141,031	-	-	141,031
Trade and other current liabilities	17	155,144	-	-	155,144
Derivative liabilities	9	-	-	329,731	329,731
Total financial liabilities		6,414,466	-	329,731	6,744,197

Other financial investments include primarily the short-term portion of contracted concessional assets (see Note 6).

Investment in Ten West Link as of December 31, 2018 is a 12.5% interest in a 114-mile transmission line in the U.S.